UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 16, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 14, 2011.

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one):
[ ] is a restatement
[X] adds new holdings entries

Name and Address of Institutional Investment Manager Filing this Report:
Wasatch Advisors, Inc.
150 Social Hall Avenue
Salt Lake City, UT 84111

13F File Number: None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
Name: Daniel D. Thurber
Title: Chief Compliance Officer, General Council
Phone Number: 801-533-0777

Signature, Place and Date of Signing:
Daniel D. Thurber, Salt Lake City, UT, February 16, 2011

Report Type (check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $2,518

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN
------------------------------ ---------------- --------- -------- -------- --- ---- -------
Life Sciences Research Inc.    COM		532169109     2518 316270.00SH	     SOLE